SHARE BASED COMPENSATION (Summary of the Option Activity) (Details) - Options [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Options [Roll Forward]
Options outstanding at the beginning of the period (in shares)	7,401,800
Granted (in shares)	1,150,000	2,590,000	800,000
Exercised (in shares)	(843,000)
Forfeited (in shares)	(1,761,800)
Options outstanding at the end of the period (in shares)	5,947,000	7,401,800
Vested or expected to vest at the end of the period (in shares)	5,816,671
Exercisable at the end of the period (in shares)	2,898,600
Weighted Average Exercise Prices [Abstract]
Options outstanding at the beginning of the period (in dollars per share)	$ 0.74
Granted (in dollars per share)	0.74	$ 0.74
Exercised (in dollars per share)	0.74
Forfeited (in dollars per share)	0.74
Options outstanding at the end of the period (in dollars per share)	0.74	$ 0.74
Vested or expected to vest at the end of the period (in dollars per share)	0.74
Exercised at the end of the period (in dollars per share)	$ 0.74
Weighted Average Remaining Contractual Life [Abstract]
Outstanding at the beginning of the period	2 years 1 month 20 days	2 years
Outstanding at the end of the period	2 years 1 month 20 days	2 years
Vested or expected to vest at the end of the period	1 year 11 months 1 day
Exercisable at the end of the period	9 months 4 days
Aggregate Intrinsic Value [Abstract]
Outstanding at the beginning of the period (in dollars)
Outstanding at the end of the period (in dollars)	$ 685,055
Vested or expected to vest at the end of the period (in dollars)	668,917
Exercisable at the end of the period (in dollars)	$ 333,339